Concentration of Risk (Details)			12 Months Ended
	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Concentration of Risk [Line Items]
Compensation for bank depositors (in Dollars)		$ 100,000
Pays compensation (in Dollars)	$ 77,770
Bank borrowings amount			$ 1,506,340	$ 2,798,451	$ 791,961	$ 1,936,917
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Customer percentage			30.00%	29.00%
Concentration Risk, Customer					30%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Customer percentage			36.00%	20.00%
Concentration Risk, Customer					20%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Customer percentage			11.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Customer percentage				12.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Customer percentage					29.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Customer percentage			22.00%	30.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Customer percentage					13.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Customer percentage			17.00%	16.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Customer percentage					13.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Customer percentage			14.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Customer percentage					11.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Customer percentage			12.00%
Supplier Concentration Risk [Member] | Vendor A [Member] | Purchase [Member]
Concentration of Risk [Line Items]
Customer percentage			35.00%	54.00%	42.00%
Supplier Concentration Risk [Member] | Vendor B [Member] | Purchase [Member]
Concentration of Risk [Line Items]
Customer percentage			15.00%	15.00%	16.00%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Customer percentage			22.00%	36.00%	25.00%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Customer percentage			15.00%	15.00%	19.00%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Customer percentage			13.00%	12.00%